 As filed with the U.S. Securities and Exchange Commission on November 21, 2023
1933 Act File No. 333-195493
1940 Act File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	309	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	312	[X]
 EA Series Trust
(Exact Name of Registrant as Specified in Charter)
19 East Eagle Road
Havertown, Pennsylvania 19083
(Address of Principal Executive Offices, Zip Code)
(Registrant’s Telephone Number, including Area Code): (215) 882-9983
Alyssa M. Bernard
19 East Eagle Road
Havertown, Pennsylvania 19083
(Name and Address of Agent for Service)
Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On December 12, 2023, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 272 the “Amendment”) to its Registration Statement (filed on September 8, 2023) with respect to its series, the Alpha Blue Capital US Small-Mid Cap Dynamic ETF until December 12, 2023. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 308 to the Trust’s Registration Statement, which was filed on November 21, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the City of Havertown, Commonwealth of Pennsylvania, on November 21, 2023.

EA SERIES TRUST

By: /s/ Patrick R. Cleary
Patrick R. Cleary
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on November 21, 2023.

Signature	Title

/s/ Patrick R. Cleary	President and Chief Executive Officer
Patrick R. Cleary

*Sean R. Hegarty	Treasurer, Chief Financial Officer and Comptroller
Sean R. Hegarty

*Wesley R. Gray	Trustee
Wesley R. Gray

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Patrick R. Cleary
Patrick R. Cleary
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 249 to the Registrant’s registration statement on July 13, 2023.)